Note 14 - Share Based Payments - Share Unit Activity (Details)			12 Months Ended
	Sep. 09, 2024	Feb. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Exercised				0
Expired				(245,257)
Deferred share units [member]
Statement Line Items [Line Items]
Balance			154,041	58,828	44,083
Granted	33,891		33,891	104,545	17,868
Exercised			(18,568)	0	(3,123)
Expired			(12,279)	(9,332)	0
Balance			157,085	154,041	58,828
Restricted share units [member]
Statement Line Items [Line Items]
Balance			133,288	19,572	15,928
Granted		26,235	26,235	124,968	12,722
Exercised			(130,414)	(764)	(7,277)
Expired			0	(4,750)	(1,801)
Balance			26,975	133,288	19,572
Forfeited / Cancelled			(2,134)	(5,738)	0
Performance share units [member]
Statement Line Items [Line Items]
Balance			8,507	15,972	21,875
Granted			0	0	4,514
Exercised			(2,083)	0	(7,118)
Expired			(6,424)	(7,465)	(3,299)
Balance			0	8,507	15,972